Related Party Disclosures (Details) - Subsidiaries [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
TransGlobe Petroleum International Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG Holdings Yemen Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TransGlobe West Bakr Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TransGlobe West Gharib Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG Holdings Egypt Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG South Alamein Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG South Mariut Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG South Alamein II Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG Energy Marketing Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG NW Gharib Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG SW Gharib Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG SE Gharib Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TG Ghazalat Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%
TransGlobe Petroleum Egypt Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	100.00%